Description of Organization and Business Operations, Initial Public Offering and Private Placement (Q2) (Details)			6 Months Ended
	Mar. 02, 2021 USD ($) $ / shares shares	Jan. 04, 2021 USD ($) Business $ / shares	Jun. 30, 2021 USD ($) Business
Initial Public Offering and Private Placement [Abstract]
Gross proceeds from initial public offering			$ 149,500,000
Deferred offering costs associated with initial public offering	$ 8,800,000
Deferred underwriting commissions	5,200,000
Gross proceeds from private placement			4,990,000
Net proceeds from Initial Public Offering and Private Placement deposited in Trust Account	$ 149,500,000		$ 149,500,000
Unit price, Initial Public Offering and Private Placement (in dollars per unit) | $ / shares	$ 10.00	$ 10.00
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period		100.00%	100.00%
Minimum [Member]
Initial Public Offering and Private Placement [Abstract]
Number of operating businesses included in initial Business Combination | Business		1	1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination		80.00%	80.00%
Post-transaction ownership percentage of the target business		50.00%	50.00%
Net tangible asset threshold for redeeming Public Shares		$ 5,000,001	$ 5,000,001
Percentage of Public Shares that can be redeemed without prior consent		15.00%	15.00%
Maximum [Member]
Initial Public Offering and Private Placement [Abstract]
Period to redeem Public Shares if Business Combination is not completed within Initial Combination Period		24 months	24 months
Period to cease operations if Business Combination is not completed within Combination Period		10 days	10 days
Interest from Trust Account that can be held to pay dissolution expenses	$ 100,000	$ 100,000
Private Placement Units [Member]
Initial Public Offering and Private Placement [Abstract]
Shares issued (in shares) | shares	499,000
Share price (in dollars per share) | $ / shares	$ 10.00
Gross proceeds from private placement	$ 5,000,000.0
Initial Public Offering [Member] | Public Shares [Member]
Initial Public Offering and Private Placement [Abstract]
Shares issued (in shares) | shares	14,950,000
Share price (in dollars per share) | $ / shares	$ 10.00
Gross proceeds from initial public offering	$ 149,500,000
Over-Allotment Option [Member]
Initial Public Offering and Private Placement [Abstract]
Shares issued (in shares) | shares	1,950,000
Over-Allotment Option [Member] | Public Shares [Member]
Initial Public Offering and Private Placement [Abstract]
Shares issued (in shares) | shares	1,950,000
Share price (in dollars per share) | $ / shares	$ 10.00
Over-Allotment Option [Member] | Private Placement Units [Member]
Initial Public Offering and Private Placement [Abstract]
Share price (in dollars per share) | $ / shares		$ 10.00